Benefit plans and stock-based compensation (Tables)	12 Months Ended
Mar. 29, 2025
Summary of Birks' Restricted Stock Units And Deferred Share Units
A summary of the status of the Company’s cash-settled DSUs and cash-settled RSUs at March 29, 2025 is presented below:

DSU
Outstanding March 26, 2022	—
Grants of new units	35,584

Outstanding March 25, 2023	35,584
Grants of new units	70,000
Exercised	(8,896)

Outstanding March 30, 2024	96,688
Grants of new units	143,829
Exercised	(8,896)

Outstanding March 29, 2025	231,621

The fair value of cash-settled DSUs is measured based on the Company’s share price at each period end. As at March 29, 2025, the liability for all cash-settled DSU’s was $0.4 million (March 30, 2024 – $0.4 million and March 25, 2023 – $0.4 million). The closing stock price used to determine the liability for fiscal 2025 was $1.16 ($3.34 as at March 30, 2024). Total compensation cost (gain) for DSUs recognized in expense was ($0.5) million, ($0.3) million, and $0.4 million in fiscal 2025, 2024, and 2023, respectively.

RSU
Outstanding March 26, 2022	50,000
Exercised	—

Outstanding March 25, 2023	50,000
Exercised	(50,000)

Outstanding March 30, 2024 and March 29, 2025	—

The fair value of cash-settled RSUs is measured based on the Company’s share price at each period end. As at March 29, 2025, the liability for all vested cash-settled
RSUs was nil (March 30, 2024 - nil and March 25, 2023 - $0.5 million). The closing stock price used to determine the liability was $8.18 for fiscal 2023. Total compensation cost (gain) for cash-settled RSU’s recognized in expense was nil, ($0.2) million, and $0.3 million in fiscal 2025, 2024, and 2023, respectively. Total compensation cost for equity-settled RSU’s recognized in expense was nil, $0.03 million and $0.5 million in fiscal 2025, 2024, and 2023, respectively.
A summary of the status of the Company’s equity-settled DSUs at March
29
, 2025 is presented below:

DSU
Outstanding March 25, 2023	750,482
Exercised	(10,000)

Outstanding March 30, 2024	740,482
Exercised	(408,718)

Outstanding March 29, 2025	331,764

A summary of the status of the Company’s equity-settled RSUs at March 29, 2025 is presented below:

RSU
Outstanding March 25, 2023	325,000
Exercised	(325,000)

Outstanding March 30, 2024 and March 29, 2025	—

The equity-settled RSUs and DSUs are recorded at fair value at grant or modification date and not
subsequently
re-measured.

Birks Stock Option Plan [Member]
Summary of Activity of Stock Option Plans and Arrangements
The following is a summary of the activity of Birks’ stock option plans and arrangements.

	Options	Weighted average exercise price
Outstanding March 26, 2022	257,000	$1.09
Exercised	(225,000)	1.10
Forfeited	—	—

Outstanding March 25, 2023 and March 30, 2024	32,000	1.02
Exercised	(20,000)	0.78
Forfeited	(12,000)	1.43

Outstanding March 29, 2025	—	$—